Financial instruments (Schedule of commodity price risk) (Details) - Commodity price risk [Member] $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / lb	Dec. 31, 2018 USD ($) $ / lb
Copper prices [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, price | $ / lb	0.30	0.30
Effect of variance increase on after-tax profit	$ (2.0)	$ (3.1)
Effect of variance decrease on after-tax profit	$ 2.0	$ 3.1
Zinc prices [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, price | $ / lb	0.10	0.10
Effect of variance increase on after-tax profit	$ 1.0	$ 0.5
Effect of variance decrease on after-tax profit	$ (1.0)	$ (0.5)